Other Comprehensive Income - Rollforward (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Balance			$ (1,093,004)	$ (549,762)
Other comprehensive income (loss) before reclassifications	(132,918)	(47,612)
AOCI reclassifications	15,742	8,319
Other comprehensive income loss net of taxes	(117,176)	(39,293)
Ending Balance OCI	(1,210,180)	(589,055)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Balance			(103,277)	(121,856)
Other comprehensive income (loss) before reclassifications	(5,485)	(556)
AOCI reclassifications	9,955	5,579
Other comprehensive income loss net of taxes	4,470	5,023
Ending Balance OCI	(98,807)	(116,833)
Accumulate benefit plans adjustment [Member]
Balance			(282,019)	(141,987)
AOCI reclassifications	5,787	2,740
Other comprehensive income loss net of taxes	5,787	2,740
Ending Balance OCI	(276,232)	(139,247)
Accumulated translation adjustments (Domain) [Member]
Balance			(702,447)	(286,744)
Other comprehensive income (loss) before reclassifications	(123,480)	(47,023)
Other comprehensive income loss net of taxes	(123,480)	(47,023)
Ending Balance OCI	(825,927)	(333,767)
Total, before non-controlling interests
Balance			(1,087,743)	(550,587)
Other comprehensive income (loss) before reclassifications	(128,965)	(47,579)
AOCI reclassifications	15,742	8,319
Other comprehensive income loss net of taxes	(113,223)	(39,260)
Ending Balance OCI	(1,200,966)	(589,847)
Noncontrolling interests not subject to put provisions [Member]
Balance			(5,261)	825
Other comprehensive income (loss) before reclassifications	(3,953)	(33)
Other comprehensive income loss net of taxes	(3,953)	(33)
Ending Balance OCI	$ (9,214)	$ 792